Income Taxes - Components of loss before tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Total loss before tax	$ (144,295)	$ (174,934)	$ (66,706)
PRC
Income Taxes
Total loss before tax	(143,951)	(150,478)	(54,776)
Overseas
Income Taxes
Total loss before tax	$ (344)	$ (24,456)	$ (11,930)